IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 745,787	$ 715,622
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,350	7,770
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	342,977	316,610
Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	172,889	151,299
Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	51,380	50,797
Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	154,188	137,759
Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	80,694	80,502
Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	26,113	21,621
Business and government portfolios [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	142,287	125,368
Retail portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	254,904	259,128
Retail portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	75,378	73,954
Retail portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	313	286
Standardized portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	61,247	51,983
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	10,968	13,661
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	888,074	840,990
Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	485,264	441,978
Gross carrying amount [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 330,595	$ 333,368